Goodwill and Intangible Assets - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Oct. 01, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill recognized		$ 667,936
Amortization expense	$ 5,405	$ 5,377	$ 10,808	$ 0	$ 0